SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Options, Outstanding at beginning of period	737,049
Weighted average exercise price, Outstanding at beginning of period	$ 2.61
Weighted Average Remaining Contractual Term (years), Outstanding at beginning of period
Aggregate Intrinsic Value, Outstanding at beginning of period	$ 2,446
Options, Granted	567,687	737,049
Weighted average exercise price, Granted	$ 4.09	$ 2.61
Options, Outstanding at end of period	1,216,802	737,049
Weighted average exercise price, Outstanding at end of period	$ 3.30	$ 2.61
Weighted Average Remaining Contractual Term (years), Outstanding at end of period		6 years 2 months 23 days
Aggregate Intrinsic Value, Outstanding at end of period		$ 2,446
Options, Exercisable at end of period		215,742
Weighted average exercise price, Exercisable at end of period		$ 2.61
Weighted Average Remaining Contractual Term (years), Exercisable at end of period		6 years 1 month 13 days
Aggregate Intrinsic Value, Exercisable at end of period			$ 718
Options, Cancelled	(87,934)
Weighted average exercise price, Cancelled	$ 2.61
Options, Vested at end of period	349,095
Weighted average exercise price, Vested at end of period	$ 2.61